UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY	12207-1002
(Address of principal executive offices)	(Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
December 31, 2017

Table of Contents

PARADIGM FUNDS
Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	21
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25
NOTES TO FINANCIAL STATEMENTS	27
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	33
DISCLOSURE OF EXPENSES	34
ADDITIONAL INFORMATION	36
TRUSTEES & OFFICERS	38

2017 Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

2017 was a year that proved to be a surprise to the upside, as little appeared to rattle the equity markets despite many possible pitfalls along the way. Growth outperformed value and large outperformed small. From a contrarian perspective, we view this favorably in that these near-term trends should revert to the mean at some point, and once more become a tailwind for the strategy. US equity markets have seen two very strong sequential years, and the question on everyone’s mind is how long this trend can continue.

On a positive note, both the US and global economies are humming along. The most recent set of macro reports showed consistently strong and expansionary PMI reports across the US, Europe and Asia. All of these geographies appear to be in synchronous sweet spots currently, as robust, broad-based economic growth rolls on while inflationary pressures remain mild. In the US specifically, ISM data and employment numbers both continue to improve. Wage growth appears to be gaining traction, in a positive sign for the blue collar workers who have yet to see much economic upside from the US recovery. The unemployment level has held steady at 4.1%, a 17-year low. Still further, the housing market appears to be stable, with housing starts still growing robustly. Energy prices remain relatively stable, further benefiting the US consumer wallet and confidence.

In terms of potential headwinds to the US economy, concerns include the specter of inflation, which has most recently been evidenced in elevated freight and shipping costs. As the labor market tightens, there will be inevitable wage pressure, which could become a head-wind from a corporate perspective. On the healthcare front, the repeal of the ACA mandate, combined with reduced Medicare and Medicaid reimbursement will put continued pressure on the provider universe. As in 2017, we continue to view the US political environment as a wild card, as are any geopolitical tensions or conflicts. Even in the absence of any particular event, the current lack of clarity around a coherent vision or message from Washington presents an environment of uncertainty that may delay corporate investment.

A year ago, the US was still digesting the outcome of the presidential election as well as speculation around a Republican-driven easing of the tax policy. A year later, a new tax bill has just come over the transom, with a favorable response from corporate America. While it is still too early to quantify the actual implications on a company-specific level, this is an area of investment opportunity from our view. While larger, more widely followed companies may already have the anticipated tax upside baked into their stock prices, the small-cap universe, in its inherent inefficiency, should present greater opportunity. For those companies that have little or no sellside coverage, there could be true new information brought to bear, in terms of companies’ actual cash tax benefit and the potential flow through to both earnings and free cash flows.

As we begin 2018, it is difficult to imagine experiencing a third year of continued broad strength in equity markets. That being said, remaining fully invested in 2017 was critical to performance and took courage amidst a host of uncertainties. While investment pundits are busy second-guessing the direction of the markets from here, we continue to focus on our individual holdings. When we look at our universe and speak with our managements, we still see significant runway ahead. We believe that some sectors are in the relatively early innings, and there are many stocks that still appear inexpensive on a valuation basis. Many of our holdings have very strong free cash flows, active share repurchase programs, and strong balance sheets. All this is occurring against a very healthy macro backdrop of coordinated global growth, which should provide a stable foundation for downside support.

2017 Annual Report 2

Paradigm Value Fund

The Paradigm Value Fund (PVFAX) appreciated 14.06% in 2017, compared to a gain of 7.84% for the benchmark Russell 2000 Value.

Information Technology and Industrials were the largest contributors to outperformance, both driven by stock selection and supported by overweight sector allocations.

The Financials sector makes up more than a third of the Russell 2000 Value, which can significantly impact relative performance. In 2017, however, the Fund’s modest outperformance and material underweight to the sector were modest positive factors.

Stock selection also drove the Industrials sector, with portfolio holdings’ 17.63% return ahead of the benchmark sector’s 14.82% gain.

Consumer Discretionary was the most challenging sector in 2017 due to contrarian retail holdings.

Paradigm Select Fund

The Paradigm Select Fund (PFSLX) gained 16.12% in 2017, compared to a gain of 16.81% for the benchmark Russell 2500.

Health Care was the top-performing sector in the Russell 2500 in 2017, returning 29.40% . Fund holdings in the sector managed a narrow outperformance, appreciating 30.38% .

The Materials sector also featured strong stock selection: Portfolio holdings appreciated 42.43%, well ahead of the benchmark sector’s 23.78% gain.

Information Technology proved most challenging in 2017 primarily due to sell-offs in the Communications Equipment and Software industries.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund (PFOPX) gained 14.48% in 2017, compared to a gain of 14.65% for the benchmark Russell 2000.

The Fund’s concentration in the Information Technology sector made that sector the top contributor again in 2017, on both an absolute and relative basis. That focus paid off with strong stock selection: Portfolio holdings gained 28.76%, compared to a gain of 17.21% for the benchmark sector.

Industrials holdings also performed well in 2017, with the portfolio sector’s 28.04% gain well ahead of the benchmark sector’s 17.90% return.

Contrarian positions in retail companies made the Consumer Discretionary sector the most challenging in 2017. The portfolio’s avoidance of Biotech industry exposure also detracted from relative performance but fund management believes this approach should be validated as the cycle matures.

2017 Annual Report 3

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund (PVIVX) gained 15.79% in 2017, compared to a gain of 13.17% for the benchmark Russell Microcap.

Outperformance was driven by stock selection in the Health Care and Industrials sectors. Performance was particularly strong in the Health Care sector: Portfolio holdings gained 49.70%, significantly outpacing the benchmark sector’s 25.74% appreciation. An overweight allocation to the sector further contributed to relative performance.

Holdings in the Industrials sector gained 48.38%, far ahead of the benchmark sector’s 12.77% return.

Contrarian positioning in the Consumer Discretionary and Consumer Staples sectors proved most challenging in 2017 but portfolio management continues to have confidence in holdings as oversold.

As we embark upon a new year, we thank you for your ongoing support and your investment with Paradigm Capital Management.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-239-0732 or visit our website at www.paradigm-funds.com.

2017 Annual Report 4

Paradigm Funds (Unaudited)

                                            PARADIGM VALUE FUND
                                   Sector Allocation as of December 31, 2017
                                   (As a Percentage of Equity Securities Held)

                                            PARADIGM SELECT FUND
                                    Sector Allocation as of December 31, 2017
                                   (As a Percentage of Equity Securities Held)

2017 Annual Report 5

Paradigm Funds (Unaudited)

                                                PARADIGM OPPORTUNITY FUND
                                              Sector Allocation as of December 31, 2017
                                              (As a Percentage of Equity Securities Held)

                                                    PARADIGM MICRO-CAP FUND
                                               Sector Allocation as of December 31, 2017
                                              (As a Percentage of Equity Securities Held)

2017 Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2017.

December 31, 2017 NAV $48.96

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	14.06%	10.68%	11.09%	7.09%
Russell 2000® Value Index(B)	7.84%	9.55%	13.01%	8.17%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio is 1.50% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2017.

December 31, 2017 NAV $37.44

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	16.12%	9.97%	13.06%	8.20%
Russell 2500® Index(B)	16.81%	10.08%	14.33%	9.22%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.53%, and 1.18% post waiver. The Total Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended December 31, 2017.

December 31, 2017 NAV $40.48

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Opportunity Fund	14.48%	7.70%	11.58%	7.34%
Russell 2000® Index(B)	14.65%	9.96%	14.12%	8.71%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends, capital gain distributions and return of capital. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.51%, and 1.26% post waiver. The Total Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Period Ended December 31, 2017.

December 31, 2017 NAV $32.40

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Micro-Cap Fund	15.79%	9.87%	13.81%	8.46%
Russell Microcap® Index(B)	13.17%	8.91%	14.29%	7.69%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies. Therefore, the primary comparative index was changed from the S&P 500® Index to the Russell Microcap® Index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio is 1.26% . The Total Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
72,000	Air Transport Services Group, Inc. *	$1,666,080	2.82%
Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	284,500	0.48%
Cable & Other Pay Television Services
33,700	TiVo Solutions Inc.	525,720	0.89%
Computer Communications Equipment
110,300	A10 Networks, Inc. *	851,516
60,000	Extreme Networks, Inc. *	751,200
		1,602,716	2.71%
Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,367,040	2.31%
Electrical Work
18,900	EMCOR Group Inc.	1,545,075	2.61%
Electronic Computers
10,000	Omnicell, Inc. *	485,000	0.82%
Guided Missiles & Space Vehicles & Parts
30,000	Kratos Defense & Security Solutions, Inc. *	317,700	0.54%
Heavy Construction Other Than Building Construction - Contractors
23,000	Granite Construction Incorporated	1,458,890	2.47%
Industrial Organic Chemicals
19,500	Sensient Technologies Corp.	1,426,425	2.41%
Laboratory Analytical Instruments
21,100	PerkinElmer Inc.	1,542,832	2.61%
Motor Vehicle Parts & Accessories
10,000	Meritor, Inc. *	234,600
57,000	Tower International, Inc.	1,741,350
		1,975,950	3.34%
National Commercial Banks
38,700	First Merchants Corporation	1,627,722
19,936	National Bank Holdings Corporation - Class A	646,524
		2,274,246	3.84%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	574,000	0.97%
Paper Mills
20,000	KapStone Paper and Packaging Corporation	453,800	0.77%
Printed Circuit Boards
15,000	Jabil Circuit, Inc.	393,750	0.67%
Radio & TV Broadcasting & Communications Equipment
20,000	ARRIS International plc *	513,800
120,000	Mitel Networks Corporation * (Canada)	987,600
		1,501,400	2.54%
Retail - Apparel & Accessory Stores
25,000	Citi Trends, Inc.	661,500
85,400	Express Inc. *	866,810
33,400	Tailored Brands, Inc.	729,122
30,000	Zumiez Inc *	624,750
		2,882,182	4.87%
Retail - Catalog & Mail-Order Houses
20,000	Insight Enterprises, Inc. *	765,800
26,100	PCM, Inc. *	258,390
		1,024,190	1.73%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Family Clothing Stores
80,400	American Eagle Outfitters, Inc.	$1,511,520	2.55%
Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	335,000	0.57%
Retail - Retail Stores, NEC
12,350	IAC/InterActiveCorp. *	1,510,158	2.55%
Retail - Shoe Stores
23,600	Foot Locker, Inc.	1,106,368	1.87%
Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,701,063	2.87%
Semiconductors & Related Devices
3,488	Cavium, Inc. *	292,399
50,000	EMCORE Corporation *	322,500
15,000	Finisar Corporation *	305,250
30,000	FormFactor, Inc. *	469,500
20,000	Ichor Holdings, Ltd. *	492,000
54,600	Kulicke & Soffa Industries Inc. * (Singapore)	1,328,691
15,000	MaxLinear, Inc. - Class A *	396,300
29,500	Microsemi Corporation *	1,523,675
60,000	Oclaro, Inc. *	404,400
20,400	Qorvo, Inc. *	1,358,640
		6,893,355	11.65%
Services - Business Services, NEC
38,600	Tabula Rasa HealthCare, Inc. *	1,082,730	1.83%
Services - Computer Integrated Systems Design
54,100	Convergys Corp.	1,271,350	2.15%
Services - Help Supply Services
58,400	Kforce Inc.	1,474,600	2.49%
Services - Home Health Care Services
25,200	Addus HomeCare Corporation *	876,960	1.48%
Services - Hospitals
16,900	Magellan Health Services Inc. *	1,631,695
16,450	MEDNAX, Inc. *	879,088
		2,510,783	4.23%
Services - Management Services
160,700	R1 RCM Inc. *	708,687	1.20%
Services - Motion Picture Theaters
68,900	Regal Entertainment Group - Class A	1,585,389	2.68%
Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	222,000	0.38%
Special Industry Machinery, NEC
48,000	Brooks Automation, Inc.	1,144,800	1.93%
State Commercial Banks
27,000	Banner Corporation	1,488,240
32,000	Renasant Corporation	1,308,480
		2,796,720	4.72%
Telegraph & Other Message Communications
18,100	j2 Global, Inc.	1,358,043	2.30%
Transportation Services
19,500	GATX Corp.	1,212,120	2.05%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 12

Paradigm Value Fund
		Schedule of Investments
		December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Wholesale - Lumber & Other Construction Materials
20,000	Foundation Building Materials, Inc. *	$295,800
60,000	Huttig Building Products, Inc. *	399,000
		694,800	1.17%
Total for Common Stocks (Cost $29,828,464)		53,297,942	90.07%
REAL ESTATE INVESTMENT TRUSTS
58,000	Blackstone Mortgage Trust, Inc. - Class A	1,866,440
37,309	Gramercy Property Trust Inc.	994,658
13,950	Mid-America Apartment Communities Inc.	1,402,812
Total for Real Estate Investment Trusts (Cost $2,695,019)		4,263,910	7.21%
MONEY MARKET FUNDS
1,650,426	SEI Daily Income Trust Government Fund CL F 1.04% **	1,650,426	2.79%
	(Cost $1,650,426)
Total Investment Securities		59,212,278	100.07%
	(Cost $34,173,909)
Liabilities in Excess of Other Assets		(38,915)	-0.07%
Net Assets		$59,173,363	100.00%

** The Yield Rate shown represents the 7-day yield at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 13

Paradigm Select Fund
			Schedule of Investments
			December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
7,800	Triumph Group, Inc.	$212,160	0.84%
Cable & Other Pay Television Services
33,600	TiVo Solutions Inc.	524,160	2.07%
Chemical & Allied Products
1,775	Innospec Inc.	125,315
4,725	Olin Corp.	168,115
		293,430	1.16%
Construction - Special Trade Contractors
26,100	Matrix Service Co. *	464,580	1.84%
Electrical Work
5,700	EMCOR Group Inc.	465,975	1.84%
Electromedical & Electrotherapeutic Apparatus
11,000	Masimo Corporation *	932,800	3.69%
Fire, Marine & Casualty Insurance
2,850	American Financial Group Inc.	309,339
4,350	Aspen Insurance Holdings Limited (Bermuda)	176,610
		485,949	1.92%
Footwear (No Rubber)
12,000	Caleres, Inc.	401,760	1.59%
Industrial Instruments For Measurement, Display, and Control
2,500	MKS Instruments, Inc.	236,250	0.94%
Industrial Organic Chemicals
4,100	Sensient Technologies Corporation	299,915
3,850	Westlake Chemical Corp.	410,141
		710,056	2.81%
Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	781,922	3.10%
Laboratory Analytical Instruments
9,600	PerkinElmer Inc.	701,952	2.78%
Miscellaneous Manufacturing Industries
6,200	Hillenbrand, Inc.	277,140	1.10%
Motor Vehicle Parts & Accessories
1,500	Visteon Corporation *	187,710	0.74%
Paper Mills
11,500	KapStone Paper and Packaging Corporation	260,935	1.03%
Plastics Products
12,000	Entegris, Inc.	365,400	1.45%
Printed Circuit Boards
17,900	Jabil Circuit, Inc.	469,875
16,000	TTM Technologies, Inc. *	250,720
		720,595	2.85%
Radio & TV Broadcasting & Communications Equipment
8,900	ARRIS International plc *	228,641
48,000	Mitel Networks Corporation * (Canada)	395,040
		623,681	2.47%
Retail - Apparel & Accessory Stores
17,300	Express Inc. *	175,595
8,950	Tailored Brands, Inc.	195,379
		370,974	1.47%
Retail - Catalog & Mail-Order Houses
9,000	Insight Enterprises, Inc. *	344,610	1.36%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	$114,101	0.45%
Retail - Family Clothing Stores
22,900	American Eagle Outfitters, Inc.	430,520	1.70%
Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	850,080	3.37%
Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	849,028	3.36%
Retail - Retail Stores, NEC
6,700	IAC/InterActiveCorp. *	819,276	3.24%
Retail - Shoe Stores
9,100	Foot Locker, Inc.	426,608	1.69%
Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	104,598	0.41%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,400	Garmin Ltd. (Switzerland)	381,248	1.51%
Semiconductors & Related Devices
14,200	Finisar Corporation *	288,970
10,000	Ichor Holdings, Ltd. *	246,000
15,300	Kulicke & Soffa Industries Inc. * (Singapore)	372,325
18,825	Marvell Technology Group Ltd. (Bermuda)	404,173
8,500	MaxLinear, Inc. - Class A *	224,570
14,600	Microsemi Corporation *	754,090
28,400	Oclaro, Inc. *	191,416
10,500	Qorvo, Inc. *	699,300
5,500	Skyworks Solutions, Inc.	522,225
		3,703,069	14.66%
Services - Computer Integrated Systems Design
19,500	Allscripts Healthcare Solutions, Inc. *	283,725
19,800	Convergys Corp.	465,300
		749,025	2.97%
Services - Help Supply Services
12,525	Kelly Services, Inc. - Class A	341,557
9,750	Kforce Inc.	246,187
		587,744	2.33%
Services - Hospitals
8,800	Magellan Health Services Inc. *	849,640
6,500	MEDNAX, Inc. *	347,360
		1,197,000	4.74%
Services - Motion Picture Theaters
21,800	Regal Entertainment Group - Class A	501,618	1.99%
Services - Prepackaged Software
1,809	Black Knight, Inc. *	79,867	0.32%
Steel Pipe & Tubes
10,550	Allegheny Technologies Incorporated *	254,677	1.01%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
3,400	Carpenter Technology Corporation	173,366	0.69%
Surgical & Medical Instruments & Apparatus
17,700	Globus Medical, Inc. - Class A *	727,470
3,500	NuVasive, Inc. *	204,715
		932,185	3.68%
Telegraph & Other Message Communications
7,000	j2 Global, Inc.	525,210	2.08%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 15

Paradigm Select Fund
		Schedule of Investments
		December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Telephone & Telegraph Apparatus
8,900	Fabrinet * (Thailand)	$255,430	1.01%
Title Insurance
5,900	Fidelity National Financial, Inc.	231,516	0.92%
Wholesale - Computers & Peripheral Equipment & Software
1,900	SYNNEX Corporation	258,305	1.02%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
4,300	EnerSys	299,409	1.19%
Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company	335,160	1.33%
Total for Common Stocks (Cost $17,884,506)		23,421,079	92.72%

REAL ESTATE INVESTMENT TRUSTS
5,200	Mid-America Apartment Communities Inc.	522,912	2.07%
Total for Real Estate Investment Trusts (Cost $433,746)

MONEY MARKET FUNDS
1,334,054	SEI Daily Income Trust Government Fund CL F 1.04% **	1,334,054	5.28%
	(Cost $1,334,054)
Total Investment Securities		25,278,045	100.07%
	(Cost $19,652,306)
Liabilities in Excess of Other Assets		(16,538)	-0.07%
Net Assets		$25,261,507	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 16

Paradigm Opportunity Fund
			Schedule of Investments
			December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
13,300	TiVo Solutions Inc.	$207,480	2.66%
Computer Communications Equipment
26,200	A10 Networks, Inc. *	202,264	2.60%
Construction - Special Trade Contractors
10,400	Matrix Service Co. *	185,120	2.38%
Electrical Work
2,825	EMCOR Group Inc.	230,944	2.96%
Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	186,532	2.39%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	296,230	3.80%
Laboratory Analytical Instruments
2,650	PerkinElmer Inc.	193,768	2.49%
Miscellaneous Manufacturing Industries
4,400	Hillenbrand, Inc.	196,680	2.53%
Retail - Apparel & Accessory Stores
11,875	Express Inc. *	120,531
4,900	Tailored Brands, Inc.	106,967
		227,498	2.92%
Retail - Department Stores
2,500	Dillard's, Inc. - Class A	150,125	1.93%
Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	250,040	3.21%
Retail - Lumber & Other Building Materials Dealers
14,500	BMC Stock Holdings, Inc. *	366,850	4.71%
Retail - Retail Stores, NEC
2,800	IAC/InterActiveCorp. *	342,384	4.40%
Retail - Shoe Stores
3,500	DSW Inc. - Class A	74,935
4,600	Foot Locker, Inc.	215,648
		290,583	3.73%
Semiconductors & Related Devices
9,000	Kulicke & Soffa Industries Inc. * (Singapore)	219,015
6,300	Microsemi Corporation *	325,395
4,500	Qorvo, Inc. *	299,700
3,300	Skyworks Solutions, Inc.	313,335
		1,157,445	14.86%
Services - Business Services, NEC
11,100	Tabula Rasa HealthCare, Inc. *	311,355	4.00%
Services - Computer Integrated Systems Design
8,000	Convergys Corp.	188,000	2.41%
Services - Help Supply Services
6,600	Kelly Services, Inc. - Class A	179,982	2.31%
Services - Home Health Care Services
4,700	Addus Homecare Corporation *	163,560	2.10%
Services - Hospitals
3,450	Magellan Health Services Inc. *	333,098
1,300	MEDNAX, Inc. *	69,472
		402,570	5.17%
Services - Motion Picture Theaters
12,325	Regal Entertainment Group Class A	283,598	3.64%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 17

Paradigm Opportunity Fund
	Schedule of Investments
	December 31, 2017
Shares	Fair Value	% of Net Assets

COMMON STOCKS

Services - Prepackaged Software
5,900 Progress Software Corporation	$251,163	3.22%
Special Industry Machinery (No Metalworking Machinery)
2,500 Kadant Inc.	251,000	3.22%
Special Industry Machinery, NEC
11,750 Brooks Automation, Inc.	280,238	3.60%
Surgical & Medical Instruments & Apparatus
10,000 AtriCure, Inc. *	182,400	2.34%
Telegraph & Other Message Communications
3,775 j2 Global, Inc.	283,238	3.64%
Total for Common Stocks (Cost $3,876,170)	7,261,047	93.22%

REAL ESTATE INVESTMENT TRUSTS
2,825 Mid-America Apartment Communities Inc.	284,082
Total for Real Estate Investment Trusts (Cost $121,247)	284,082	3.65%

MONEY MARKET FUNDS
252,341 SEI Daily Income Trust Government Fund CL F 1.04% **	252,341	3.24%
(Cost $252,341)
Total Investment Securities	7,797,470	100.11%
(Cost $4,249,758)
Liabilities in Excess of Other Assets	(8,384)	-0.11%
Net Assets	$7,789,086	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 18

Paradigm Micro-Cap Fund
			Schedule of Investments
			December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
60,000	Ducommun Incorporated *	$1,707,000	3.45%
Communications Equipment, NEC
50,000	Vocera Communications, Inc. *	1,511,000	3.06%
Computer Communications Equipment
200,000	Black Box Corporation	710,000
220,000	Extreme Networks, Inc. *	2,754,400
		3,464,400	7.01%
Electronic Components & Accessories
20,000	KEMET Corporation *	301,200	0.61%
Electronic Computers
22,000	Omnicell, Inc. *	1,067,000	2.16%
Engines & Turbines
50,000	Westport Fuel Systems Inc. *	188,000	0.38%
Footwear (No Rubber)
60,000	Caleres, Inc.	2,008,800	4.07%
Guided Missiles & Space Vehicles & Parts
120,000	Kratos Defense & Security Solutions, Inc. *	1,270,800	2.57%
Instruments For Measurement & Testing of Electricity & Electric Signals
150,000	Xcerra Corporation *	1,468,500	2.97%
Motor Vehicle Parts & Accessories
30,000	Modine Manufacturing Company *	606,000	1.23%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
397,547	RTI Surgical, Inc. *	1,629,943	3.30%
Printed Circuit Boards
120,000	TTM Technologies, Inc. *	1,880,400	3.80%
Radio & TV Broadcasting & Communications Equipment
200,000	Mitel Networks Corporation * (Canada)	1,646,000	3.33%
Retail - Apparel & Accessory Stores
80,000	Francesca’s Holdings Corporation *	584,800
188,800	Tilly's, Inc. - Class A *	2,786,688
40,000	Zumiez Inc *	833,000
		4,204,488	8.51%
Retail - Catalog & Mail-Order Houses
3,902	Insight Enterprises, Inc. *	149,407	0.30%
Retail - Family Clothing Stores
350,000	Stage Stores, Inc.	588,000	1.19%
Retail - Home Furniture, Furnishings & Equipment Stores
80,000	Pier 1 Imports, Inc.	331,200	0.67%
Retail - Women's Clothing Stores
500,000	New York & Company, Inc. *	1,430,000	2.89%
Semiconductors & Related Devices
120,000	EMCORE Corporation *	774,000
150,000	FormFactor, Inc. *	2,347,500
80,000	Ichor Holdings, Ltd. *	1,968,000
50,000	MaxLinear, Inc. - Class A *	1,321,000
240,000	Oclaro, Inc. *	1,617,600
		8,028,100	16.24%
Services - Computer Integrated Systems Design
120,000	Allscripts Healthcare Solutions, Inc. *	1,746,000	3.53%
Services - Management Services
600,000	R1 RCM Inc. *	2,646,000	5.35%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		December 31, 2017
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Services - Skilled Nursing Care Facilities
41,000	The Ensign Group, Inc.	$910,200	1.85%
Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	1,084,320	2.19%
Surgical & Medical Instruments & Apparatus
80,000	MiMedx Group, Inc. *	1,008,800	2.04%
Telephone Communications (No Radiotelephone)
40,000	8x8, Inc. *	564,000	1.14%
Wholesale - Computers & Peripheral Equipment & Software
40,000	ScanSource, Inc. *	1,432,000	2.90%
Wholesale - Hardware
120,000	Wesco Aircraft Holdings, Inc. *	888,000	1.80%
Wholesale - Lumber & Other Construction Materials
80,000	Foundation Building Materials, Inc. *	1,183,200
230,000	Huttig Building Products, Inc. *	1,529,500
		2,712,700	5.49%
Total for Common Stocks (Cost $34,793,316)		46,472,258	94.03%

CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
	(Cost $0)

MONEY MARKET FUNDS
3,125,333	SEI Daily Income Trust Government Fund CL F 1.04% **	3,125,333	6.32%
	(Cost $3,125,333)
Total Investment Securities		49,597,591	100.35%
	(Cost $37,918,649)
Liabilities in Excess of Other Assets		(173,723)	-0.35%

Net Assets		$49,423,868	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at December 31, 2017.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash pay-
ments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue per-
formance milestones.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities	Value	Select
December 31, 2017	Fund	Fund

Assets:
Investment Securities at Fair Value*	$59,212,278	$25,278,045
Cash	-	3,264
Receivable for Fund Shares Sold	589	-
Dividends Receivable	75,071	5,099
Interest Receivable	1,688	1,029
Total Assets	59,289,626	25,287,437
Liabilities:
Payable for Fund Shares Redeemed	38,099	1,331
Payable to Advisor	78,164	24,599
Total Liabilities	116,263	25,930
Net Assets	$59,173,363	$25,261,507
Net Assets Consist of:
Paid In Capital	$34,137,937	$19,663,152
Accumulated Realized Loss on Investments - Net	(2,943)	(27,384)
Unrealized Appreciation in Value of Investment Securities - Net	25,038,369	5,625,739
Net Assets	$59,173,363	$25,261,507

Net Asset Value, Offering and Redemption Price (Note 2)	$48.96	$37.44

* Investments at Identified Cost	$34,173,909	$19,652,306

Shares Outstanding (Unlimited number of shares	1,208,648	674,793
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2017

Investment Income:
Dividends	$796,976	$234,716
Interest	17,358	9,835
Total Investment Income	814,334	244,551
Expenses:
Investment Advisor Fees	1,004,593	359,491
Total Expenses	1,004,593	359,491
Less: Expenses Waived	(98,961)	(83,869)
Net Expenses	905,632	275,622

Net Investment Loss	(91,298)	(31,071)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	7,234,920	996,627
Net Change in Net Unrealized Appreciation on Investments	788,997	2,597,991
Net Realized and Unrealized Gain on Investments	8,023,917	3,594,618

Net Increase in Net Assets from Operations	$7,932,619	$3,563,547

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities	Opportunity	Micro-Cap
December 31, 2017	Fund	Fund

Assets:
Investment Securities at Fair Value*	$7,797,470	$49,597,591
Cash	-	17,972
Receivable for Fund Shares Sold	-	639
Dividends Receivable	1,050	6,045
Interest Receivable	146	1,322
Total Assets	7,798,666	49,623,569
Liabilities:
Payable for Fund Shares Redeemed	1,271	1,285
Payable for Securities Purchased	-	145,999
Payable to Advisor	8,309	52,417
Total Liabilities	9,580	199,701
Net Assets	$7,789,086	$49,423,868
Net Assets Consist of:
Paid In Capital	$4,262,607	$37,911,111
Accumulated Realized Loss on Investments - Net	(21,233)	(166,185)
Unrealized Appreciation in Value of Investment Securities - Net	3,547,712	11,678,942
Net Assets	$7,789,086	$49,423,868

Net Asset Value, Offering and Redemption Price (Note 2)	$40.48	$32.40

* Investments at Identified Cost	$4,249,758	$37,918,649

Shares Outstanding (Unlimited number of shares	192,432	1,525,520
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2017

Investment Income:
Dividends	$89,115	$120,587
Interest	1,878	13,225
Total Investment Income	90,993	133,812
Expenses:
Investment Advisor Fees	123,310	571,781
Total Expenses	123,310	571,781
Less: Expenses Waived	(30,074)	-
Net Expenses	93,236	571,781

Net Investment Loss	(2,243)	(437,969)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	237,640	3,447,873
Net Change in Net Unrealized Appreciation on Investments	801,886	3,130,584
Net Realized and Unrealized Gain on Investments	1,039,526	6,578,457

Net Increase in Net Assets from Operations	$1,037,283	$6,140,488

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund

	1/1/2017	1/1/2016	1/1/2017	1/1/2016
	to	to	to	to
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
From Operations:
Net Investment Loss	$(91,298)	$(34,217)	$(31,071)	$(11,491)
Net Realized Gain on Investments	7,234,920	3,302,080	996,627	167,631
Net Change in Unrealized Appreciation on Investments	788,997	5,946,334	2,597,991	1,605,144
Net Increase in Net Assets from Operations	7,932,619	9,214,197	3,563,547	1,761,284
From Distributions to Shareholders:
Net Investment Income	-	-	-	(3,424)
Net Realized Gain on Investment Transactions	(6,505,753)	(2,927,866)	(946,144)	(165,344)
Total Distributions to Shareholders	(6,505,753)	(2,927,866)	(946,144)	(168,768)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,344,188	3,997,611	5,880,698	16,625,834
Proceeds from Redemption Fees (Note 2)	15,648	212	24,685	211
Shares Issued on Reinvestment of Dividends	6,211,305	2,812,610	934,694	166,931
Cost of Shares Redeemed	(12,920,673)	(17,931,904)	(7,065,050)	(915,039)
Net Increase (Decrease) from Shareholder Activity	(4,349,532)	(11,121,471)	(224,973)	15,877,937
Net Increase (Decrease) in Net Assets	(2,922,666)	(4,835,140)	2,392,430	17,470,453

Net Assets at Beginning of Period	62,096,029	66,931,169	22,869,077	5,398,624

Net Assets at End of Period	$59,173,363	$62,096,029	$25,261,507	$22,869,077

Accumulated Undistributed Net Investment Income	$-	$-	$-	$-

Share Transactions:
Issued	46,479	90,447	167,749	523,164
Reinvested	125,760	58,293	24,839	4,958
Redeemed	(254,520)	(413,801)	(200,746)	(30,738)
Net Increase (Decrease) in Shares	(82,281)	(265,061)	(8,158)	497,384
Shares Outstanding Beginning of Period	1,290,929	1,555,990	682,951	185,567
Shares Outstanding End of Period	1,208,648	1,290,929	674,793	682,951

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Micro-Cap Fund

	1/1/2017	1/1/2016	1/1/2017	1/1/2016
	to	to	to	to
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
From Operations:
Net Investment Loss	$(2,243)	$(4,664)	$(437,969)	$(300,246)
Net Realized Gain on Investments	237,640	53,024	3,447,873	2,286,331
Net Change in Unrealized Appreciation on Investments	801,886	807,613	3,130,584	9,440,597
Net Increase in Net Assets from Operations	1,037,283	855,973	6,140,488	11,426,682
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain on Investment Transactions	(70,402)	-	(3,176,931)	(1,798,512)
Total Distributions to Shareholders	(70,402)	-	(3,176,931)	(1,798,512)
From Capital Share Transactions:
Proceeds From Sale of Shares	667,051	5,171	11,699,509	3,577,443
Proceeds from Redemption Fees (Note 2)	-	-	3,202	253
Shares Issued on Reinvestment of Dividends	70,402	-	3,138,877	1,796,975
Cost of Shares Redeemed	(613,978)	(181,798)	(20,051,176)	(5,727,837)
Net Increase (Decrease) from Shareholder Activity	123,475	(176,627)	(5,209,588)	(353,166)
Net Increase (Decrease) in Net Assets	1,090,356	679,346	(2,246,031)	9,275,004

Net Assets at Beginning of Period	6,698,730	6,019,384	51,669,899	42,394,895

Net Assets at End of Period	$7,789,086	$6,698,730	$49,423,868	$51,669,899

Accumulated Undistributed Net Investment Income	$-	$-	$-	$-

Share Transactions:
Issued	18,158	170	356,499	135,485
Reinvested	1,729	-	96,108	60,059
Redeemed	(15,192)	(5,747)	(655,825)	(209,844)
Net Increase (Decrease) in Shares	4,695	(5,577)	(203,218)	(14,300)
Shares Outstanding Beginning of Period	187,737	193,314	1,728,738	1,743,038
Shares Outstanding End of Period	192,432	187,737	1,525,520	1,728,738

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund

Selected data for a share outstanding	1/1/2017	1/1/2016		1/1/2015		1/1/2014		1/1/2013
throughout the period:	to	to		to		to		to
	12/31/2017	12/31/2016		12/31/2015		12/31/2014		12/31/2013
Net Asset Value - Beginning of Period	$48.10	$43.02		$48.33		$56.37		$56.47
Net Investment Loss (a)	(0.08)	(0.02)		(0.02)		(0.05)		(0.19)
Net Gain on Investments (Realized and Unrealized)	6.89	7.46		0.74		1.50		12.45
Total from Investment Operations	6.81	7.44		0.72		1.45		12.26
Distributions (From Net Investment Income)	-	-		-		-		-
Distributions (From Capital Gains)	(5.96)	(2.36)		(6.03)		(9.49)		(12.37)
Total Distributions	(5.96)	(2.36)		(6.03)		(9.49)		(12.37)
Proceeds from Redemption Fee (Note 2)	0.01	-	+	-	+	-	+	0.01
Net Asset Value - End of Period	$48.96	$48.10		$43.02		$48.33		$56.37
Total Return (b)	14.06%	17.29%		1.35%		2.44%		21.82%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$59,173	$62,096		$66,931		$96,162		$133,113
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.66%	2.00%		2.00%		1.97%		1.91%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%	1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.15)%	(0.06)%		(0.05)%		(0.09)%		(0.31)%
Portfolio Turnover Rate	24.12%	12.68%		14.35%		31.47%		48.01%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund

Selected data for a share outstanding throughout the period:	1/1/2017	1/1/2016		1/1/2015		1/1/2014		1/1/2013
	to	to		to		to		to
	12/31/2017	12/31/2016		12/31/2015		12/31/2014		12/31/2013
Net Asset Value - Beginning of Period	$33.49	$29.09		$32.20		$37.05		$32.50
Net Investment Income (Loss) (a)	(0.05)	(0.04)		0.07		-	+	0.06
Net Gain (Loss) on Investments (Realized and Unrealized)	5.42	4.69		(0.45)		2.98		9.29
Total from Investment Operations	5.37	4.65		(0.38)		2.98		9.35
Distributions (From Net Investment Income)	-	(0.01)		(0.05)		-		(0.05)
Distributions (From Capital Gains)	(1.46)	(0.24)		(2.68)		(7.83)		(4.75)
Total Distributions	(1.46)	(0.25)		(2.73)		(7.83)		(4.80)
Proceeds from Redemption Fee (Note 2)	0.04	-	+	-	+	-		-	+

Net Asset Value - End of Period	$37.44	$33.49		$29.09		$32.20		$37.05
Total Return (b)	16.12%	15.98%		(1.26)%		7.86%		28.83%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$25,262	$22,869		$5,399		$6,537		$8,181
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%		1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%	1.15%		1.15%		1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.13)%	(0.14)%		0.21%		0.00%	+	0.16%
Portfolio Turnover Rate	21.49%	31.47%		19.57%		36.25%		46.80%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005/0.005% .

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund

Selected data for a share outstanding throughout the period:	1/1/2017	1/1/2016	1/1/2015		1/1/2014		1/1/2013
	to	to	to		to		to
	12/31/2017	12/31/2016	12/31/2015		12/31/2014		12/31/2013
Net Asset Value - Beginning of Period	$35.68	$31.14	$32.70		$31.25		$26.44
Net Investment Loss (a)	(0.01)	(0.02)	(0.06)		(0.05)		(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.18	4.56	(1.50)		3.27		6.82
Total from Investment Operations	5.17	4.54	(1.56)		3.22		6.74
Distributions (From Net Investment Income)	-	-	-		-		-
Distributions (From Capital Gains)	(0.37)	-	-	+	(1.77)		(1.93)
Total Distributions	(0.37)	-	-		(1.77)		(1.93)
Proceeds from Redemption Fee (Note 2)	-	-	-	+		+	-
Net Asset Value - End of Period	$40.48	$35.68	$31.14		$32.70		$31.25
Total Return (b)	14.48%	14.58%	(4.76)%		10.28%		25.54%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,789	$6,699	$6,019		$6,694		$6,036
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.65%	2.00%	2.00%		2.00%		2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%		1.25%		1.25%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.03)%	(0.08)%	(0.19)%		(0.15)%		(0.28)%
Portfolio Turnover Rate	14.29%	10.65%	16.21%		7.59%		44.00%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund

Selected data for a share outstanding throughout the period:	1/1/2017		1/1/2016		1/1/2015	1/1/2014	1/1/2013
	to		to		to	to	to
	12/31/2017		12/31/2016		12/31/2015	12/31/2014	12/31/2013
Net Asset Value - Beginning of Period	$29.89		$24.32		$27.39	$30.35	$23.24
Net Investment Loss (a)	(0.31)		(0.18)		(0.11)	(0.17)	(0.06)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.05		6.83		(2.64)	0.74	9.69
Total from Investment Operations	4.74		6.65		(2.75)	0.57	9.63
Distributions (From Net Investment Income)	-		-		-	-	-
Distributions (From Capital Gains)	(2.23)		(1.08)		(0.32)	(3.53)	(2.52)
Total Distributions	(2.23)		(1.08)		(0.32)	(3.53)	(2.52)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	-	-
Net Asset Value - End of Period	$32.40		$29.89		$24.32	$27.39	$30.35
Total Return (b)	15.79%		27.33%		(10.05)%	1.81%	41.41%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$49,424		$51,670		$42,395	$26,100	$27,210
Ratio of Expenses to Average Net Assets	1.25%		1.25%		1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.96)%		(0.67)%		(0.41)%	(0.58)%	(0.21)%
Portfolio Turnover Rate	125.90%		88.88%		70.95%	101.19%	70.07%
%

(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
December 31, 2017

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) and Paradigm Opportunity Fund (“Opportunity”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of Micro-Cap was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor (defined below) believed had the potential for capital appreciation. Value, Select, Opportunity and Micro-Cap are all diversified funds. The advisor to Value, Select, Opportunity and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs’ tax reporting document. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the fiscal year ended December 31, 2017 proceeds from redemption fees were $15,648, $24,685, $0 and $3,202 for Value, Select, Opportunity and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2017 Annual Report 27

Notes to Financial Statements - continued

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended December 31, 2017, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund. These adjustments were primarily attributed to the reclassification of net investment loss and the usage of equalization for tax purposes.

Value
Paid In Capital	$593,898
Accumulated Undistributed Net Investment Income	$91,298
Accumulated Realized Loss on Investments - Net	($685,196)

Select
Paid In Capital	($21)
Accumulated Undistributed Net Investment Income	$31,071
Accumulated Realized Loss on Investments - Net	($31,050)

Opportunity
Paid In Capital	($2,243)
Accumulated Undistributed Net Investment Income	$2,243

Micro-Cap
Accumulated Undistributed Net Investment Income	$437,969
Accumulated Realized Loss on Investments - Net	($437,969)

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is

2017 Annual Report 28

Notes to Financial Statements - continued

based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, real estate investment trusts and contingent value rights) Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the fair value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the fair value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of December 31, 2017:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$53,297,942	$ -	$ -	$53,297,942
Real Estate Investment Trusts	4,263,910	-	-	4,263,910
Money Market Funds	1,650,426	-	-	1,650,426
Total	$59,212,278	$ -	$ -	$59,212,278

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,421,079	$ -	$ -	$23,421,079
Real Estate Investment Trusts	522,912	-	-	522,912
Money Market Funds	1,334,054	-	-	1,334,054
Total	$25,278,045	$ -	$ -	$25,278,045

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,261,047	$ -	$ -	$7,261,047
Real Estate Investment Trusts	284,082	-	-	284,082
Money Market Funds	252,341	-	-	252,341
Total	$7,797,470	$ -	$ -	$7,797,470

2017 Annual Report 29

Notes to Financial Statements - continued

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,472,258	$ -	$ -	$46,472,258
Contingent Value Rights	-	-	-	-
Money Market Funds	3,125,333	-	-	3,125,333
Total	$49,597,591	$ -	$ -	$49,597,591

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the fiscal year ended December 31, 2017. There were no transfers into or out of the levels during the fiscal year ended December 31, 2017. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the fiscal year ended December 31, 2017.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50%, 1.50%, 1.50%, and 1.25% of the average daily net assets from Value, Select, Opportunity and Micro-Cap, respectively. Prior to May 1, 2017, Value paid the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. Additionally, prior to May 1, 2017, Opportunity's management fee was 2.00% of the average daily net assets. As a result of the above calculations, for the fiscal year ended December 31, 2017, the Advisor earned management fees (before the waivers described below) totaling $1,004,593, $359,491, $123,310 and $571,781 for Value, Select, Opportunity, and Micro-Cap, respectively. At December 31, 2017, $78,164, $24,599, $8,309 and $52,417 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Select and Opportunity to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% and 1.25%, respectively, of daily net assets through April 30, 2018. The Advisor has contractually agreed to waive management fees and/or reimburse Value to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.50% of daily net assets through April 30, 2018. The Advisor waived $98,961, $83,869 and $30,074 for the fiscal year ended December 31, 2017 for Value, Select and Opportunity, respectively, pursuant to its contractual agreements. There is no recapture provision to these waivers.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $8,000, for a total of $40,000, in Trustees fees for the fiscal year ended December 31, 2017 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the fiscal year ended December 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

2017 Annual Report 30

Notes to Financial Statements - continued

	Value	Select	Opportunity	Micro-Cap
Purchases	$14,006,710	$4,870,638	$1,192,960	$55,258,210
Sales	$23,756,920	$5,645,171	$1,024,202	$65,119,706

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At December 31, 2017, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 38.07% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 83.65%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 92.99%, of Opportunity, and therefore may be deemed to control Opportunity. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 84.49% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

8.) TAX MATTERS
For federal income tax purposes, at December 31, 2017 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$34,259,022	$19,693,303	$4,271,861	$38,129,836

Gross Unrealized Appreciation	$26,099,361	$6,510,521	$3,710,626	$12,212,941
Gross Unrealized Depreciation	($1,146,105)	($925,779)	($185,017)	($745,186)
Net Unrealized Appreciation
(Depreciation) on Investments	$24,953,256	$5,584,742	$3,525,609	$11,467,755

The tax character of distributions paid during the fiscal years ended December 31, 2017 and 2016 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2017	December 31, 2016
PARADIGM VALUE FUND
Ordinary Income	$ 607,252	$ 1,242,103
Long-term Capital Gain	5,898,501	1,685,763
	$ 6,505,753	$ 2,927,866

PARADIGM SELECT FUND
Ordinary Income	$ 684,217	$ 138,692
Long-term Capital Gain	261,927	30,076
	$ 946,144	$ 168,768

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ -	$ -
Long-term Capital Gain	70,402	-
	$ 70,402	$ -
PARADIGM MICRO-CAP FUND
Ordinary Income	$ 107,926	$ 1,798,512
Long-term Capital Gain	3,069,005	-
	$ 3,176,931	$ 1,798,512

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Value	Select
Undistributed ordinary income	$ 82,170	$ 13,613
Undistributed capital gain	-	-
Unrealized appreciation	24,953,256	5,584,742
	$ 25,035,426	$ 5,598,355

2017 Annual Report 31

Notes to Financial Statements - continued

	Opportunity	Micro-Cap
Undistributed ordinary income	$ -	$ 45,002
Undistributed capital gain	870	-
Unrealized appreciation	3,525,609	11,467,755
	$ 3,526,479	$ 11,512,757

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

During the fiscal year ended December 31, 2017, Opportunity utilized $166,368 of capital loss carryfor-wards.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2017 Annual Report 32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Paradigm Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Paradigm Funds, comprising Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund, and Paradigm Micro-Cap Fund (the “Funds”), as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 26, 2018

2017 Annual Report 33

DISCLOSURE OF EXPENSES
(Unaudited)

     The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2017 and held through December 31, 2017.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2017 to
	July 1, 2017	December 31, 2017	December 31, 2017

Actual	$1,000.00	$1,087.94	$7.89

Hypothetical	$1,000.00	$1,017.64	$7.63
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2017 to
	July 1, 2017	December 31, 2017	December 31, 2017

Actual	$1,000.00	$1,096.37	$6.08

Hypothetical	$1,000.00	$1,019.41	$5.85
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2017 Annual Report 34

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2017 to
	July 1, 2017	December 31, 2017	December 31, 2017

Actual	$1,000.00	$1,135.90	$6.73

Hypothetical	$1,000.00	$1,018.90	$6.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2017 to
	July 1, 2017	December 31, 2017	December 31, 2017

Actual	$1,000.00	$1,005.55	$6.32

Hypothetical	$1,000.00	$1,018.90	$6.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2017 Annual Report 35

ADDITIONAL INFORMATION
December 31, 2017

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

     The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES
(Unaudited)

     Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s web site at http://www.sec.gov.

     Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the SEC’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

     You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2017 Annual Report 36

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2017 Annual Report 37

TRUSTEES AND OFFICERS
(Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust as of December 31, 2017.

Interested Trustees and Officers

				Number of	Other
Name,	Position(s)	Term of	Principal	Portfolios	Directorships
Address[1],	Held with	Office and	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	the Trust	Length of	During the	By	During the
		Time Served	Past 5 Years	Trustee	Past 5 Years

Candace King	President	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	4	None
Weir[2]	and Trustee	Since 2002	2011, Paradigm Value Fund, Paradigm Select Fund and
(1944)			Paradigm Opportunity Fund since February 2013;
Director, President, Chief Investment Officer, and Portfolio
Manager of Paradigm Capital Management, Inc. since
1994; Director and President of C.L. King & Associates,
Inc. since 1972; Managing Member of PCM Ventures, LLC
since 1996, PCM Ventures International LLC since 2001,
PCM Ventures II, LLC since 2003, and PCM Ventures III,
LLC since 2010; Chief Executive Officer and Director of
PCM Advisors LLC 2004-2012, Paradigm Funds Advisors
LLC since 2005, and Paradigm Capital Management
Growth Advisors, Inc. 2007-2012.

Amelia F. Weir	Secretary	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	N/A	N/A
(1975)		Since 2009	2011, Paradigm Value Fund, Paradigm Select Fund and
Paradigm Opportunity Fund since February 2013;
Portfolio Manager and Director of Research Paradigm
Capital Management (2008 - current).

Carl A. Florio,	Trustee	Indefinite Term,	Director and Vice Chairman of Paradigm Funds Advisor	4	Director,
CPA[3]		Since 2005	LLC and affiliated entities (2008 - current).		American Bio
(1948)					Medical; Dir.,
First Niagara
Financial Group

Robert A.	Treasurer,	Indefinite Term,	SVP and CFO of Paradigm Funds Advisor LLC and affili-	N/A	N/A
Benton	Chief	Treasurer and	ated advisors (May 2006 - current), SVP and CFO of C.L.
(1954)	Financial	Chief Financial	King & Associates, a registered broker dealer (February
	Officer, and	Officer Since	2001 - current); SVP and CFO of Paradigm Capital
	Chief	2002, Chief	Management, Inc. (February 2001 - March 2004); May 2006
	Compliance	Compliance	- current.
	Officer	Officer Since
June 2016

Independent Trustees

		Term of	Principal	Number of	Other
Name,	Position(s)	Office and	Occupation(s)	Portfolios	Directorships
Address[1],	Held with	Length of	During	Overseen	During the
and Year of Birth	the Trust	Time Served	Past 5 Years	By Trustee	Past 5 Years

Gary Greenhouse	Trustee	Indefinite Term,	Founder and President, Dr. Woods Products (a con-	4	None
(1943)		Since 2016	sumer products company) (2006 - current); Founder and
			Managing Partner, Sylvia Woods Food Company (2000 -
			current).

Peter H.	Trustee	Indefinite Term,	Peter H. Heerwagen, Attorney at Law (2009 - current).	4	None
Heerwagen		Since 2009
(1945)

Richard Koskey,	Trustee	Indefinite Term,	Shareholder, Pattison, Koskey, Hose & Bucci, CPAs,	4	Director,
CPA		Since 2016	P.C., (1968 - current).		American Bio
(1939)					Medical
					Corporation

William P.	Trustee	Indefinite Term,	Chief Executive Officer of Bright Hub, Inc. (2006 - cur-	4	Director, MTI
Phelan[4], CPA		Since 2007	rent).		Micro
(1956)

George M. Philip	Trustee	Indefinite Term,	Retired (2013 - current); President, University of Albany,	4	Director, First
(1947)		Since 2016	State University of New York (2007 - 2013).		Niagara
					Financial
					Group, iPic
					Entertainment
					Inc., US Airways

[1] The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.
2 Candace King Weir is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as
amended, by virtue of her affiliation with the Trust’s investment advisor, Paradigm Funds Advisor LLC.
3 Carl A. Florio is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of the Trust’s investment advisor, Paradigm Funds Advisor LLC. Carl A. Florio is a member of the Board of
Directors of a non-profit foundation that retains Paradigm Capital Management, Inc. to manage a portion of the foundation’s assets.
Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and CEO of the Trust’s investment advisor, Paradigm Funds Advisor LLC.
[4] William P. Phelan is a limited partner in PCM Partners, LP II. As of December 31, 2017 he owned 0.99% of the PCM Partners, LP II part-
nership, the value of which was $2.72 million. Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the
Trust; and CEO of the Trust’s investment advisor, Paradigm Funds Advisor LLC.

The Statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained without charge by calling 1-800-239-0732.

2017 Annual Report 38

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
Richard Koskey
William P. Phelan
George M. Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Richard Koskey is an audit committee financial expert. Mr. Koskey is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/17	FYE 12/31/16
Audit Fees	$38,000	$37,400
Audit-Related Fees	$0	$0
Tax Fees	$10,000	$10,000
All Other Fees	$1,500	$1,800

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/17	FYE 12/31/16
Registrant	$11,500	$11,800
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 2/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 2/26/2018

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 2/26/2018